Balances and Transactions with Related Parties	12 Months Ended
Dec. 31, 2023
Outstanding balances for related party transactions [abstract]
Balances and Transactions with Related Parties

Note 23 - Balances and Transactions with Related Parties:

A.	Balances with related parties (consolidated)

Composition:

	December 31
	2023	2022
	NIS in thousands

Other receivables (Note 12B)	3,429	16,087

(1) Loans from related party

Following the acquisition of Canndoc and the appointment of Mr. Avner Barak as a director in the Company, a loan from Mr. Avner Barak to Canndoc in the amount of NIS 718 thousand was recorded in the Company’s financial statements. The loan principal bears annual interest in NIS, calculated annually, according to the minimum interest rate prescribed in section 3J of the Israeli Income Tax Ordinance (2.62% in 2020). The loan is repaid in equal monthly installments (principal and interest) in the amount of NIS 15 thousand. The loan was fully repaid during 2023.

Note 23 - Balances and Transactions with Related Parties: (Cont.)

B.	Transactions with related parties

1. Benefits in respect of the employment of key management personnel (including directors) (*) who are employed in the Company:

	For the year ended December 31
	2023		2022		2021
		Amount		Amount		Amount
	Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Short-term employee benefits	4	2,628	4	2,198	3	946
Management fees	1	781	1	675	1	606
Share-based payment	4	1,346	4	6,362	1	3,023
	4	4,755	4	9,235	3	4,575

(*) The key management personnel include the Chairman of the Board, the Company’s CEO, CFO and the COO

2. Benefits in respect of key management personnel (including directors) who are not employees of the Company:

	For the year ended December 31
	2023		2022		2021
		Amount		Amount		Amount
	Number of people	NIS in thousands	Number of people	NIS in thousands	Number of people	NIS in thousands

Management fees	4	518	4	739	3	550
Share-based payment	-	-	3	14	3	48
	4	518	4	753	3	598

(*) The key management personnel who are not employees of the Company include one director, two outside directors, and one independent director.

3. Payroll and associated expenses of related party

The total sum of payroll and associated expenses which was recognized in Sales and Marketing is NIS 366 thousand.

Note 23 - Balances and Transactions with Related Parties: (Cont.)

4. Rental Income - sublease agreement with companies related to the related party

The subsidiary Canndoc leases an office floor, and subleases part of the floor to three companies related to the controlling shareholder.

Revenue of NIS 205 thousand and NIS 291 and thousand was recorded in the financial statements in 2023 and 2022, respectively.